Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense
The components of lease expense, are as follows:

	For the Year Ended December 31,
Components of lease expense:	2023	2022
Operating lease cost	$199,611	$191,483
Lease impairment cost	—	303,327
Sublease income	(204,324)	(177,588)

Total lease (income) cost	$(4,713)	$317,222

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases are as follows:

	For the Year Ended December 31,
Supplemental cash flow information:	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$173,245	$152,018
Non-cash impairment of right to use assets (operating cash flow)	—	(303,327)

Change in lease liabilities (operating cash flow)	(284,963)	(243,596)
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$762,603

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows:

Operating leases:	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	$134,013	$307,258

Operating lease liability, current	234,043	284,963
Operating lease liability, long-term	—	234,043

Total operating lease liabilities	$234,043	$519,006

Weighted-average remaining lease term:	December 31, 2023	December 31, 2022
Operating leases (in years)	0.76	1.76

Weighted-average discount rate:	December 31, 2023	December 31, 2022
Operating leases	6.76%	6.74%

Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease
Future minimum lease payments under
non-cancellable
lease as of December 31, 2023, are as follows:

Maturities of lease liabilities:
Year Ending December 31, 2024	$240,818

Total undiscounted cash flows	240,818

Less discounting	(6,775)

Present value of lease liabilities	$234,043